Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Revenues:
Loans interest income	$ 60,282		$ 41,472		$ 123,468		$ 117,805		$ 157,190	$ 176,175
Total interest income									157,190	176,175
Non-interest income:
Commissions	4,784,825		12,168,777		15,661,048		38,507,460		50,068,936	26,561,691
Recurring asset management service fees	349,363		751,727		1,502,656		2,300,703		2,992,918	3,372,449
Recurring asset management service fees, related party	245,456		244,525		729,806		725,146		970,143	969,912
Total non-interest income	5,379,644		13,165,029		17,893,510		41,533,309		54,031,997	30,904,052
Total revenues from others									54,189,187	31,080,227
Total revenues	5,439,926		13,206,501		18,016,978		41,651,114
Operating expenses:
Interest expense	(1,147,912)		(393,013)		(1,723,179)		(805,789)		(784,479)	(140,644)
Commission expense	(1,934,131)		(8,915,811)		(7,696,943)		(28,195,740)		(37,287,519)	(18,823,458)
Sales and marketing expense	(93,165)		(753,545)		(605,682)		(3,125,432)		(3,708,557)	(11,141,672)
Research and development expense	(401,167)		(740,847)		(1,354,567)		(2,678,645)		(4,557,196)	(1,209,035)
Personnel and benefit expense	(6,826,869)		(7,764,353)		(18,364,075)		(22,671,813)		(27,217,822)	(21,928,504)
Legal and professional fee	(2,593,600)		(3,452,808)		(4,706,696)		(12,422,810)		(13,601,274)	(1,265,866)
Legal and professional fees, related party	(249,999)		(77,777)		(749,997)		(77,777)		(333,332)
Office and operating fee, related party	(1,088,453)		(1,317,065)		(3,280,695)		(5,089,110)
Provision for allowance for expected credit losses	(135,092)		(328,012)		(1,877,786)		(661,288)		(1,077,184)	(16,509)
Other general and administrative expenses	(1,152,530)		(805,785)		(3,440,851)		(2,242,167)		(9,467,146)	(4,905,636)
Total operating expenses	(15,622,918)		(24,549,016)		(43,800,471)		(77,970,571)		(98,034,509)	(59,431,324)
Loss from operations	(10,182,992)		(11,342,515)		(25,783,493)		(36,319,457)		(43,845,322)	(28,351,097)
Other income (expense):
Interest income	302,438		16,875		389,651		384,656		383,720	99,132
Foreign exchange gain (loss), net	1,104,515		(864,383)		826,464		41,467		909,227	(2,643,261)
Investment income (loss), net	404		(792,907)		(36,900)		488,589		(6,878,869)	(8,937,431)
Change in fair value of warrant liabilities	(632,050)		1,106		(4,281,454)		3,481		4,548	8,952
Change in fair value of forward share purchase liability							(82,182)		(82,182)	(5,392,293)
Loss on settlement of forward share purchase agreement							(378,895)		(378,895)
Gain on disposal of property and equipment									664,816
Rental income	12		78,820		14,078		217,091		239,239	315,233
Sundry income	25,826		38,061		120,719		122,128		64,237	504,735
Total other income (expense), net	801,145		(1,522,428)		(2,967,442)		796,335		(5,074,159)	(16,044,933)
Loss before income taxes	(9,381,847)		(12,864,943)		(28,750,935)		(35,523,122)		(48,919,481)	(44,396,030)
Income tax expense	(37,335)		(55,886)		(98,091)		(55,606)		(286,538)	(124,605)
NET LOSS	(9,419,182)		(12,920,829)		(28,849,026)		(35,578,728)		(49,206,019)	(44,520,635)
Other comprehensive income (loss):
Foreign currency translation adjustment	(86,739)		15,555		70,909		(84,414)		(88,149)	(205,477)
COMPREHENSIVE LOSS	$ (9,505,921)		$ (12,905,274)		$ (28,778,117)		$ (35,663,142)		$ (49,294,168)	$ (44,726,112)
Net loss per ordinary share
Weighted average number of common stocks outstanding – basic (in Shares)	32,478,203	[1]	32,681,089	[1]	37,892,520	[1]	31,178,299	[1]	65,265,397	56,084,858
Weighted average number of common stocks outstanding –diluted (in Shares)	32,478,203	[1]	32,681,089	[1]	37,892,520	[1]	31,178,299	[1]	65,265,397	56,084,858
Net loss per ordinary share – basic (in Dollars per share)	$ (0.29)		$ (0.4)		$ (0.76)		$ (1.14)		$ (0.75)	$ (0.79)
Net loss per ordinary share – diluted (in Dollars per share)	$ (0.29)		$ (0.4)		$ (0.76)		$ (1.14)		$ (0.75)	$ (0.79)

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).